Fair values of financial assets and liabilities - Financial liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Fair value
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	£ 39,005	£ 49,959
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	1,128	834
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	36,569	47,706
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	1,308	1,419
At fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	21,054	22,646
At fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	1,072	778
At fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	19,943	21,823
At fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	39	45
Liabilities designated at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	6,857	6,828
Liabilities designated at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	0	0
Liabilities designated at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	6,818	6,783
Liabilities designated at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	39	45
Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	14,197	15,818
Trading liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	1,072	778
Trading liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	13,125	15,040
Trading liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	0	0
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	17,951	27,313
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	56	56
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	16,626	25,883
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Level 3 financial liabilities carried at fair value	£ 1,269	£ 1,374